Non-controlling Interests (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Statement [Line Items]
Subscription proceeds		$ 43,100
Settlement of outstanding compensation		$ 284,000
Non controlling Interests [Member]
Statement [Line Items]
Ownership interest rate	9.14%	9.14%
Gross proceed			$ 428,575
Common stock, shares Issued		1,893,333	442,667
Share purchase warrants			221,333
Liability amount, granted (note 13)			$ 72,190
Expiry date			May 23, 2025
Exercise price			$ 1.25
Subscription proceeds		$ 20,240
Settlement of outstanding compensation		$ 284,000